Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2005 Fund

December 31, 2020

Z05-QTLY-0221
1.9884231.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	154	$2,576
Fidelity Series Commodity Strategy Fund (a)	695	3,192
Fidelity Series Large Cap Growth Index Fund (a)	106	1,652
Fidelity Series Large Cap Stock Fund (a)	111	1,826
Fidelity Series Large Cap Value Index Fund (a)	265	3,505
Fidelity Series Small Cap Opportunities Fund (a)	54	867
Fidelity Series Value Discovery Fund (a)	90	1,295
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,104)		14,913

International Equity Funds - 14.3%
Fidelity Series Canada Fund (a)	66	761
Fidelity Series Emerging Markets Fund (a)	87	986
Fidelity Series Emerging Markets Opportunities Fund (a)	353	8,815
Fidelity Series International Growth Fund (a)	112	2,000
Fidelity Series International Index Fund (a)	73	829
Fidelity Series International Small Cap Fund (a)	36	739
Fidelity Series International Value Fund (a)	197	1,987
Fidelity Series Overseas Fund (a)	161	1,990
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,168)		18,107

Bond Funds - 52.6%
Fidelity Series Corporate Bond Fund (a)	927	10,604
Fidelity Series Emerging Markets Debt Fund (a)	83	790
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	23	249
Fidelity Series Floating Rate High Income Fund (a)	19	173
Fidelity Series Government Bond Index Fund (a)	1,147	12,557
Fidelity Series High Income Fund (a)	96	905
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,317	14,134
Fidelity Series International Credit Fund (a)	6	65
Fidelity Series Investment Grade Bond Fund (a)	1,177	14,032
Fidelity Series Investment Grade Securitized Fund (a)	914	9,561
Fidelity Series Long-Term Treasury Bond Index Fund (a)	318	2,916
Fidelity Series Real Estate Income Fund (a)	53	554
TOTAL BOND FUNDS
(Cost $63,620)		66,540

Short-Term Funds - 21.3%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	6,061	6,061
Fidelity Series Short-Term Credit Fund (a)	475	4,862
Fidelity Series Treasury Bill Index Fund (a)	1,612	16,117
TOTAL SHORT-TERM FUNDS
(Cost $26,920)		27,040
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,812)		126,600
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$126,603

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,723	$1,488	$1,321	$862	$193	$493	$2,576
Fidelity Series Canada Fund	721	125	348	16	(23)	286	761
Fidelity Series Commodity Strategy Fund	3,707	147	1,356	14	(340)	1,034	3,192
Fidelity Series Corporate Bond Fund	7,918	2,154	506	320	(11)	1,049	10,604
Fidelity Series Emerging Markets Debt Fund	685	30	50	30	(6)	131	790
Fidelity Series Emerging Markets Debt Local Currency Fund	--	238	4	1	--	15	249
Fidelity Series Emerging Markets Fund	522	305	243	14	1	401	986
Fidelity Series Emerging Markets Opportunities Fund	5,153	2,653	2,578	267	192	3,395	8,815
Fidelity Series Floating Rate High Income Fund	148	5	--	6	--	20	173
Fidelity Series Government Bond Index Fund	12,258	1,767	1,107	311	51	(412)	12,557
Fidelity Series Government Money Market Fund 0.13%	4,900	3,771	2,610	7	--	--	6,061
Fidelity Series High Income Fund	755	37	--	37	--	113	905
Fidelity Series Inflation-Protected Bond Index Fund	12,031	1,473	164	183	2	792	14,134
Fidelity Series International Credit Fund	57	4	--	4	--	4	65
Fidelity Series International Growth Fund	2,316	436	1,241	291	95	394	2,000
Fidelity Series International Index Fund	827	109	384	16	(23)	300	829
Fidelity Series International Small Cap Fund	653	19	240	6	1	306	739
Fidelity Series International Value Fund	2,200	202	1,154	57	(186)	925	1,987
Fidelity Series Investment Grade Bond Fund	12,029	2,137	535	750	--	401	14,032
Fidelity Series Investment Grade Securitized Fund	8,330	1,718	412	259	2	(77)	9,561
Fidelity Series Large Cap Growth Index Fund	1,249	407	731	54	117	610	1,652
Fidelity Series Large Cap Stock Fund	1,294	602	601	105	15	516	1,826
Fidelity Series Large Cap Value Index Fund	2,438	1,127	1,049	71	(27)	1,016	3,505
Fidelity Series Long-Term Treasury Bond Index Fund	2,711	893	283	311	34	(439)	2,916
Fidelity Series Overseas Fund	2,115	337	1,246	23	38	746	1,990
Fidelity Series Real Estate Income Fund	417	33	--	32	--	104	554
Fidelity Series Short-Term Credit Fund	4,605	89	--	89	--	168	4,862
Fidelity Series Small Cap Opportunities Fund	624	268	401	19	(10)	386	867
Fidelity Series Treasury Bill Index Fund	16,102	79	--	77	--	(64)	16,117
Fidelity Series Value Discovery Fund	739	523	354	27	4	383	1,295
Total	$109,227	$23,176	$18,918	$4,259	$119	$12,996	$126,600

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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